Cash and cash equivalents and Restricted cash (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents at fair value	$ 53,234	$ 52,833
Amount pledged as collaterals	3,985	5,968
Restricted cash at fair value	3,985	5,968
Non current restricted cash	3,135	3,590
Current restricted cash	$ 850	$ 2,378